John Deere Owner Trust 2017-B	EXHIBIT 99.2
Statement to Certificateholders

$200,000,000   Class A-1  1.35000%  Asset Backed Notes due July 16, 2018

$230,000,000   Class A-2A  1.59000%  Asset Backed Notes due April 15, 2020

$90,000,000   Class A-2B  Floating Rate Asset Backed Notes due April 15, 2020

$250,000,000   Class A-3  1.82000%  Asset Backed Notes due October 15, 2021

$87,230,000   Class A-4  2.11000%  Asset Backed Notes due July 15, 2024

$21,980,529  Overcollateralization

One-Month LIBOR as of the LIBOR Determination Date:			2.48375%
Class A-2B interest rate:			2.59375%

Payment Date:			15-Apr-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$11,845,149.17
		per $1,000 original principal amount:	$51.50

	(c)	Class A-2B Notes:	$4,635,058.37
		per $1,000 original principal amount:	$51.50

	(d)	Class A-3 Notes:	$6,306,165.07
		per $1,000 original principal amount:	$25.22

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$22,786,372.61

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$15,694.82
		per $1,000 original principal amount:	$0.07

		(iii) Class A-2B Notes:	$10,352.44
		per $1,000 original principal amount:	$0.12

		(iv) Class A-3 Notes:	$379,166.67
		per $1,000 original principal amount:	$1.52

		(v) Class A-4 Notes:	$153,379.42
		per $1,000 original principal amount:	$1.76

		(vi) Total:	$558,593.35

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$359,311,330.35

	(b)	Note Value at end of related Collection Period:	$352,904,364.03

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$21,980,529.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii)	A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$243,693,834.93
		(ii)	A-3 Note Pool Factor:	0.9747753

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,230,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$318,596.33
		(i)	per $1,000 original principal amount:	$0.35
	(b)	Amount of Servicing Fee earned:		$318,596.33
	(c)	Amount of Servicing Fee paid:		$318,596.33
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$739,244.53

(11)	(i)	Amount in Reserve Account:		$8,792,105.00
	(ii)	Specified Reserve Account Balance:		$8,792,105.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$6,632,850.26
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.85%

(13)	(i)	Aggregate amount of net losses for the collection period:		($1,625.53)
	(ii)	Cumulative amount of net losses:		$1,492,492.87
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.16%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$576,216.56
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:		$0.00
	(i)	Aggregate Principal Balance of related Receivables:	0.00%